Acquisitions - Gametree (Details) $ in Thousands		1 Months Ended
	Jun. 30, 2015 USD ($) fund	Oct. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Acquisitions
Goodwill			$ 10,266	$ 11,117	$ 11,652
Transfer of Equity Interest in Weibo Funds | SINA
Acquisitions
Number of funds acquired | fund	2
Consideration for transfer of equity interest	$ 22,000
Transfer of Equity Interest in Weibo Funds | SINA | Weibo Funds, one
Acquisitions
Percentage of equity interest transferred to Group	55.00%
Transfer of Equity Interest in Weibo Funds | SINA | Weibo Funds, two
Acquisitions
Percentage of equity interest transferred to Group	85.00%
Gametree
Acquisitions
Cash consideration		$ 3,062
Equity interest acquired (as a percent)		84.00%
Non-controlling interests		$ 292
Total consideration		3,354
Tangible assets		1,518
Identifiable intangible assets acquired		1,688
Liabilities assumed		(3,692)
Goodwill		3,840
Total consideration		$ 3,354
Gametree | Game platform technology
Acquisitions
Estimated useful life of identifiable intangible assets acquired		4 years 3 months 18 days
Identifiable intangible assets acquired		$ 1,700